Derivative Financial Instruments and Hedge Accounting - Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	£ 51	£ 48
Gross derivative liabilities	(58)	(43)
Net derivative assets/ liabilities	(7)	5
Asset position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	24	26
Gross derivative liabilities	(7)	(14)
Net derivative assets/ liabilities	17	12
Counterparties in a liability position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	27	22
Gross derivative liabilities	(51)	(29)
Net derivative assets/ liabilities	£ (24)	£ (7)